12.RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Disclosure Of Restricted Cash And Cash Equivalents [abstract]
RESTRICTED CASH	12. RESTRICTED CASH Restricted cash of R$12 (R$91 on December 31, 2018), refers to funds used as guarantee for power purchase agreement and other regulatory and financial obligations.